Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2025
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Selling and Administrative Expenses
30.	Selling and Administrative Expenses

(a)	Other administrative expenses
Other administrative expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

(in millions of Won)	2023		2024	2025
Wages and salaries	￦	1,156,456	1,212,005	1,323,637
Expenses related to post-employment benefits		92,667	136,211	100,701
Other employee benefits		273,482	300,425	305,212
Travel		47,945	47,681	54,993
Depreciation		159,836	173,507	177,151
Amortization		96,004	113,130	116,416
Communication		11,956	13,472	13,218
Electricity		12,242	15,618	17,192
Taxes and public dues		100,639	94,658	99,535
Rental		48,243	45,440	37,847
Repairs		17,787	16,502	11,684
Entertainment		15,490	13,993	13,402
Advertising		107,223	102,271	95,532
Research & development		175,167	207,557	195,255
Service fees		234,815	268,701	234,441
Vehicles maintenance		7,660	7,880	7,632
Industry association fee		11,096	12,578	13,877
Conference		19,876	22,797	23,475
Bad debt expenses (reversal)		(17,785)	134,230	168,960
Others		81,103	65,822	84,650

	￦	2,651,902	3,004,478	3,094,810

(b)	Selling expenses
Selling expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in millions of Won)	2023		2024	2025
Freight and custody	￦	55,531	34,554	31,038
Operating expenses for distribution center		4,534	1,995	618
Sales commissions		68,138	102,114	94,092
Sales advertising		4,083	4,304	1,632
Sales promotion		9,503	9,887	10,729
Sample		2,234	2,436	2,181
Sales insurance premium		31,622	32,139	34,606
Contract cost		46,140	35,124	52,808
Others		11,794	12,335	16,471

	￦	233,579	234,888	244,175